Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2005 Portfolio	Apr. 29, 2024
VIP Freedom 2005 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.01%
Past 5 years	4.52%
Past 10 years	3.92%
VIP Freedom 2005 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.85%
Past 5 years	4.40%
Past 10 years	3.81%
VIP Freedom 2005 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	7.72%
Past 5 years	4.27%
Past 10 years	3.66%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFR
Average Annual Return:
Past 1 year	8.44%
Past 5 years	4.09%
Past 10 years	3.82%